                AIM BASIC VALUE FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A      CLASS B     CLASS C       CLASS R
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       5.50%         None        None          None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                    None(1,2)     5.00%       1.00%         None(3)
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                     CLASS A      CLASS B     CLASS C       CLASS R
-------------------------------------------------------------------------------------
Management Fees                        0.66%        0.66%       0.66%         0.66%
Distribution and/or
  Service (12b-1) Fees(5)              0.25         1.00        1.00          0.50
Other Expenses                         0.30         0.30        0.30          0.30
Total Annual Fund
  Operating Expenses                   1.21         1.96        1.96          1.46
Fee Waiver(6)                          0.06         0.06        0.06          0.06
Net Annual Fund
  Operating Expenses(7)                1.15         1.90        1.90          1.40
-------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for items in Note 5 and Note 6 and net of this arrangement were 1.14%, 1.89%, 1.89% and 1.39% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR   3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------
Class A       $  661   $   895     $ 1,148    $  1,907
Class B          693       897       1,226       2,063
Class C          293       597       1,026       2,258
Class R          143       443         766       1,717
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR   3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------
Class A       $  661   $   895     $ 1,148    $  1,907
Class B          193       597       1,026       2,063
Class C          193       597       1,026       2,258
Class R          143       443         766       1,717
------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.15%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.85%       7.85%      12.00%      16.31%      20.79%      25.44%      30.27%      35.29%      40.49%      45.90%

End of Year
Balance      $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04  $12,544.09  $13,027.03  $13,528.57  $14,049.42  $14,590.33
Estimated

Annual
Expenses     $   117.21  $   121.73  $   126.41  $   131.28  $   136.33  $   141.58  $   147.03  $   152.69  $   158.57  $   164.68
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      32.58%      37.68%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,257.93  $13,768.36

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   149.64  $   155.40
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.40%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%     42.43%

End of Year
Balance       $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95 $14,242.87

Estimated
Annual
Expenses      $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13 $   195.94"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

          AIM CONSERVATIVE ALLOCATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from                         CLASS A     CLASS B    CLASS C   CLASS R
your investment)
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                   5.50%       None       None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                None(1,2)   5.00%      1.00%     None(3)
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------
(expenses that are deducted                      CLASS A     CLASS B    CLASS C   CLASS R
from fund assets)
-----------------------------------------------------------------------------------------
Management Fees                                   0.00%       0.00%      0.00%     0.00%
Distribution and/or
  Service (12b-1) Fees(5)                         0.25        1.00       1.00      0.50
Other Expenses(6)                                 1.06        1.06       1.06      1.06
Total Annual Fund
  Operating Expenses                              1.31        2.06       2.06      1.56
Fee Waiver(7)                                     0.85        0.85       0.85      0.85
Net Annual Fund Operating Expenses(8)             0.46        1.21       1.21      0.71
Estimated Indirect Expenses of Underlying
  Funds(9)                                        0.63        0.63       0.63      0.63
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                           1.09        1.84       1.84      1.34
-----------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption. (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.20% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 7 and net of this arrangement were 0.45%, 1.20%, 1.20% and 0.70% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

(9) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  655    $ 1,048    $ 1,465     $  2,625
Class B          687      1,055      1,549        2,778
Class C          287        755      1,349        2,960
Class R          136        603      1,097        2,457
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  655    $ 1,048    $ 1,465     $  2,625
Class B          187        755      1,349        2,778
Class C          187        755      1,349        2,960
Class R          136        603      1,097        2,457
-------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.09%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.91%       7.97%      12.19%      16.58%      21.14%      25.88%      30.80%      35.91%      41.23%      46.75%

End of Year
Balance      $10,391.00  $10,797.29  $11,219.46  $11,658.14  $12,113.98  $12,587.63  $13,079.81  $13,591.23  $14,122.65  $14,674.84

Estimated
Annual
Expenses     $   111.13  $   115.48  $   119.99  $   124.68  $   129.56  $   134.62  $   139.89  $   145.36  $   151.04  $   156.95
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 1.84%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.16%       6.42%       9.78%      13.25%      16.83%      20.52%      24.33%      28.26%      33.27%      38.49%

End of Year
Balance      $10,316.00  $10,641.99  $10,978.27  $11,325.19  $11,683.06  $12,052.25  $12,433.10  $12,825.98  $13,327.48  $13,848.58

Estimated
Annual
Expenses     $   186.91  $   192.81  $   198.91  $   205.19  $   211.68  $   218.36  $   225.27  $   232.38  $   142.54  $   148.11
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 1.84%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.16%       6.42%       9.78%      13.25%      16.83%      20.52%      24.33%      28.26%      32.31%      36.49%

End of Year
Balance      $10,316.00  $10,641.99  $10,978.27  $11,325.19  $11,683.06  $12,052.25  $12,433.10  $12,825.98  $13,231.28  $13,649.39

Estimated
Annual
Expenses     $   186.91  $   192.81  $   198.91  $   205.19  $   211.68  $   218.36  $   225.27  $   232.38  $   239.73  $   247.30
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.34%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            3.66%       7.45%      11.39%      15.46%      19.69%      24.07%      28.61%      33.32%      38.20%     43.26%

End of Year
Balance       $10,366.00  $10,745.40  $11,138.68  $11,546.35  $11,968.95  $12,407.01  $12,861.11  $13,331.83  $13,819.77 $14,325.57

Estimated
Annual
Expenses      $   136.45  $   141.45  $   146.62  $   151.99  $   157.55  $   163.32  $   169.30  $   175.49  $   181.92 $   188.57"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM GLOBAL EQUITY FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

     "FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
(fees paid directly                                   CLASS A           CLASS B            CLASS C
from your investment)
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                           4.75%(1)            None               None
Imposed on Purchases
(as a percentage of offering price)

Maximum Deferred Sales charge (Load)                  None(2,3)           5.00%              1.00%
(as a percentage of original purchase price
or redemption proceeds, whichever is less)

Redemption/Exchange Fee (as a percentage of           2.00(4)             2.00(4)            2.00(4)
amount redeemed/exchanged)
----------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(5)
----------------------------------------------------------------------------------------------------
                                                      CLASS A           CLASS B            CLASS C
----------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)
----------------------------------------------------------------------------------------------------
Management Fees                                        0.98%             0.98%              0.98%
Distribution and/or Service (12b-1) Fees(6)            0.25              1.00               1.00
Other Expenses                                         0.48              0.48               0.48
Total Annual Fund Operating Expenses                   1.71              2.46               2.46
Fee Waiver(7)                                          0.18              0.18               0.18
Net Expenses Operating Expenses(8,9)                   1.53              2.28               2.28
----------------------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, B and C shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

(8) The fund's advisor has also contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.50% and 2.50% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest;
    (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(9) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 6 and Note 7 and net of this arrangement were 1.51%, 2.26%, and 2.26% on Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and include the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  623    $   935    $ 1,270     $  2,318
Class B          731      1,012      1,420        2,532
Class C          331        712      1,220        2,719
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------
Class A       $  623    $ 935      $ 1,270      $  2,318
Class B          231      712        1,220         2,532
Class C          231      712        1,220         2,719
-------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.53%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.47%       7.06%      10.78%      14.62%      18.60%      22.71%      26.97%      31.38%      35.93%      40.65%

End of Year
Balance      $10,347.00  $10,706.04  $11,077.54  $11,461.93  $11,859.66  $12,271.19  $12,697.00  $13,137.59  $13,593.46  $14,065.15

Estimated
Annual
Expenses     $   155.65  $   161.06  $   166.64  $   172.43  $   178.41  $   184.60  $   191.01  $   197.63  $   204.49  $   211.59
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.28%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.72%       5.51%       8.38%      11.33%      14.36%      17.47%      20.67%      23.95%      28.25%      32.70%

End of Year
Balance      $10,272.00  $10,551.40  $10,838.40  $11,133.20  $11,436.02  $11,747.08  $12,066.60  $12,394.82  $12,824.92  $13,269.94

Estimated
Annual
Expenses     $   231.10  $   237.39  $   243.84  $   250.48  $   257.29  $   264.29  $   271.48  $   278.86  $   192.93  $   199.63
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
ANNUAL
EXPENSE
RATIO 2.28%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.72%       5.51%       8.38%      11.33%      14.36%      17.47%      20.67%      23.95%      27.32%      30.78%

End of Year
Balance      $10,272.00  $10,551.40  $10,838.40  $11,133.20  $11,436.02  $11,747.08  $12,066.60  $12,394.82  $12,731.96  $13,078.26

Estimated
Annual
Expenses     $   231.10  $   237.39  $   243.84  $   250.48  $   257.29  $   264.29  $   271.48  $   278.86  $   286.45  $   294.24"
------------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005 the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

    "Purchases of Class A shares of AIM Global Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM GROWTH ALLOCATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A        CLASS B   CLASS C   CLASS R
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               5.50%          None      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None(1,2)      5.00%     1.00%     None(3)
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                 CLASS A    CLASS B     CLASS C  CLASS R
-----------------------------------------------------------------------------------------
Management Fees                                    0.00%      0.00%       0.00%    0.00%
Distribution and/or
  Service (12b-1) Fees(5)                          0.25       1.00        1.00     0.50
Other Expenses(6)                                  0.96       0.96        0.96     0.96
Total Annual Fund
  Operating Expenses                               1.21       1.96        1.96     1.46
Fee Waiver(7)                                      0.78       0.78        0.78     0.78
Net Annual Fund Operating Expenses(8)              0.43       1.18        1.18     0.68
Estimated Indirect Expenses of Underlying
  Funds(9)                                         0.96       0.96        0.96     0.96
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                            1.39       2.14        2.14     1.64
-----------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 7 and net of this arrangement were 0.42%, 1.17%, 1.17% and 0.67% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

(9) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effects of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  684    $ 1,121    $ 1,583     $  2,858
Class B          717      1,130      1,669        3,009
Class C          317        830      1,469        3,187
Class R          167        680      1,220        2,697
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  684    $ 1,121    $ 1,583     $  2,858
Class B          217        830      1,469        3,009
Class C          217        830      1,469        3,187
Class R          167        680      1,220        2,697
-------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.39%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.61%       7.35%      11.23%      15.24%      19.40%      23.71%      28.18%      32.80%      37.60%      42.57%

End of Year
Balance      $10,361.00  $10,735.03  $11,122.57  $11,524.09  $11,940.11  $12,371.15  $12,817.75  $13,280.47  $13,759.89  $14,256.63

Estimated
Annual
Expenses     $   141.51  $   146.62  $   151.91  $   157.39  $   163.08  $   168.96  $   175.06  $   181.38  $   187.93  $   194.71
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.14%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.86%       5.80%       8.83%      11.94%      15.14%      18.43%      21.82%      25.31%      29.83%      34.52%

End of Year
Balance      $10,286.00  $10,580.18  $10,882.77  $11,194.02  $11,514.17  $11,843.47  $12,182.20  $12,530.61  $12,982.96  $13,451.65

Estimated
Annual
Expenses     $   217.06  $   223.27  $   229.65  $   236.22  $   242.98  $   249.93  $   257.07  $   264.43  $   177.32  $   183.72
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.14%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.86%       5.80%       8.83%      11.94%      15.14%      18.43%      21.82%      25.31%      28.89%      32.58%

End of Year
Balance      $10,286.00  $10,580.18  $10,882.77  $11,194.02  $11,514.17  $11,843.47  $12,182.20  $12,530.61  $12,888.98  $13,257.61

Estimated
Annual
Expenses     $   217.06  $   223.27  $   229.65  $   236.22  $   242.98  $   249.93  $   257.07  $   264.43  $   271.99  $   279.77
------------------------------------------------------------------------------------------------------------------------------------


CLASS R -
ANNUAL
EXPENSE
RATIO 1.64%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.36%       6.83%      10.42%      14.13%      17.97%      21.93%      26.03%      30.26%      34.64%      39.16%

End of Year
Balance      $10,336.00  $10,683.29  $11,042.25  $11,413.27  $11,796.75  $12,193.12  $12,602.81  $13,026.27  $13,463.95  $13,916.34

Estimated
Annual
Expenses     $   166.76  $   172.36  $   178.15  $   184.14  $   190.32  $   196.72  $   203.33  $   210.16  $   217.22  $   224.52"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

            AIM MID CAP CORE EQUITY FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 12, 2005 and May 13, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A      CLASS B      CLASS C      CLASS R
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               5.50%        None         None         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None(1,2)    5.00%        1.00%        None(3)
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                 CLASS A     CLASS B     CLASS C    CLASS R
--------------------------------------------------------------------------------------------
Management Fees                                    0.67%       0.67%       0.67%      0.67%
Distribution and/or
  Service (12b-1) Fees(5)                          0.25        1.00        1.00       0.50
Other Expenses                                     0.38        0.38        0.38       0.38
Total Annual Fund
  Operating Expenses(6)                            1.30        2.05        2.05       1.55
--------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the item in Note 5 and net of this arrangement were 1.29%, 2.04%, 2.04% and 1.54% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR    3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------
Class A        $  675    $   939     $ 1,224     $  2,032
Class B           708        943       1,303        2,187
Class C           308        643       1,103        2,379
Class R           158        490         845        1,845
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------
Class A       $  675    $   939     $ 1,224      $  2,032
Class B          208        643       1,103         2,187
Class C          208        643       1,103         2,379
Class R          158        490         845         1,845
---------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.30%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.70%       7.54%      11.52%      15.64%      19.92%      24.36%      28.96%      33.73%      38.68%      43.81%

End of Year
Balance      $10,370.00  $10,753.69  $11,151.58  $11,564.18  $11,992.06  $12,435.77  $12,895.89  $13,373.04  $13,867.84  $14,380.95

Estimated
Annual
Expenses     $   132.41  $   137.30  $   142.38  $   147.65  $   153.12  $   158.78  $   164.66  $   170.75  $   177.07  $   183.62
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.05%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.95%       5.99%       9.11%      12.33%      15.65%      19.06%      22.57%      26.19%      30.85%      35.70%

End of Year
Balance      $10,295.00  $10,598.70  $10,911.36  $11,233.25  $11,564.63  $11,905.79  $12,257.01  $12,618.59  $13,085.48  $13,569.64

Estimated
Annual
Expenses     $   208.02  $   214.16  $   220.48  $   226.98  $   233.68  $   240.57  $   247.67  $   254.97  $   167.08  $   173.26
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.05%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.95%       5.99%       9.11%      12.33%      15.65%      19.06%      22.57%      26.19%      29.91%      33.74%

End of Year
Balance      $10,295.00  $10,598.70  $10,911.36  $11,233.25  $11,564.63  $11,905.79  $12,257.01  $12,618.59  $12,990.84  $13,374.07

Estimated
Annual
Expenses     $   208.02  $   214.16  $   220.48  $   226.98  $   233.68  $   240.57  $   247.67  $   254.97  $   262.50  $   270.24
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.55%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.45%       7.02%      10.71%      14.53%      18.48%      22.57%      26.80%      31.17%      35.70%      40.38%

End of Year
Balance      $10,345.00  $10,701.90  $11,071.12  $11,453.07  $11,848.20  $12,256.97  $12,679.83  $13,117.29  $13,569.83  $14,037.99

Estimated
Annual
Expenses     $   157.67  $   163.11  $   168.74  $   174.56  $   180.58  $   186.82  $   193.26  $   199.93  $   206.83  $   213.96"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

            AIM MODERATE ALLOCATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                        CLASS A     CLASS B    CLASS C      CLASS R
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                        5.50%       None       None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                               None(1,2)   5.00%      1.00%        None(3)
------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      CLASS A      CLASS B    CLASS C      CLASS R
---------------------------------------------------------------------------------------------------
Management Fees                                         0.00%        0.00%      0.00%        0.00%
Distribution and/or Service (12b-1) Fees(5)             0.25         1.00       1.00         0.50
Other Expenses(6)                                       0.52         0.52       0.52         0.52
Total Annual Fund Operating Expenses                    0.77         1.52       1.52         1.02
Fee Waiver(7)                                           0.47         0.47       0.47         0.47
Net Annual Fund Operating Expenses(8)                   0.30         1.05       1.05         0.55
Estimated Indirect Expenses of Underlying Funds(9)      0.92         0.92       0.92         0.92
Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying Funds         1.22         1.97       1.97         1.47
---------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.05% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters.

(9) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  667    $ 1,010    $ 1,376     $  2,401
Class B          700      1,016      1,458        2,555
Class C          300        716      1,258        2,741
Class R          150        564      1,003        2,226
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  667    $ 1,010    $ 1,376     $  2,401
Class B          200        716      1,258        2,555
Class C          200        716      1,258        2,741
Class R          150        564      1,003        2,226
-------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.22%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.78%       7.70%      11.77%      16.00%      20.38%      24.93%      29.66%      34.56%      39.64%      44.92%

End of Year
Balance      $10,378.00  $10,770.29  $11,177.41  $11,599.91  $12,038.39  $12,493.44  $12,965.69  $13,455.79  $13,964.42  $14,492.28

Estimated
Annual
Expenses     $   124.31  $   129.00  $   133.88  $   138.94  $   144.19  $   149.64  $   155.30  $   161.17  $   167.26  $   173.59
------------------------------------------------------------------------------------------------------------------------------------


CLASS B--
ANNUAL
EXPENSE
RATIO 1.97%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.03%       6.15%       9.37%      12.68%      16.10%      19.61%      23.24%      26.97%      31.77%      36.75%

End of Year
Balance      $10,303.00  $10,615.18  $10,936.82  $11,268.21  $11,609.63  $11,961.41  $12,323.84  $12,697.25  $13,177.20  $13,675.30

Estimated
Annual
Expenses     $   199.98  $   206.04  $   212.29  $   218.72  $   225.35  $   232.17  $   239.21  $   246.46  $   157.83  $   163.80
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 1.97%     YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.03%       6.15%       9.37%      12.68%      16.10%      19.61%      23.24%      26.97%      30.82%      34.78%

End of Year
Balance      $10,303.00  $10,615.18  $10,936.82  $11,268.21  $11,609.63  $11,961.41  $12,323.84  $12,697.25  $13,081.97  $13,478.36

Estimated
Annual
Expenses     $   199.98  $   206.04  $   212.29  $   218.72  $   225.35  $   232.17  $   239.21  $   246.46  $   253.93  $   261.62
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.47%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After       3.53%       7.18%      10.97%      14.89%      18.94%      23.14%      27.49%      31.99%      36.65%      41.47%

End of Year
Balance      $10,353.00  $10,718.46  $11,096.82  $11,488.54  $11,894.09  $12,313.95  $12,748.63  $13,198.68  $13,664.57  $14,146.93

Estimated
Annual
Expenses     $   149.59  $   154.88  $   160.34  $   166.00  $   171.86  $   177.93  $   184.21  $   190.71  $   197.44  $   204.41"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

        AIM MODERATE GROWTH ALLOCATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A     CLASS B    CLASS C      CLASS R
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                   5.50%       None       None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                          None(1,2)   5.00%      1.00%        None(3)
-------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
----------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                 CLASS A     CLASS B     CLASS C      CLASS R
----------------------------------------------------------------------------------------------
Management Fees                                    0.00%       0.00%       0.00%        0.00%
Distribution and/or
  Service (12b-1) Fees(5)                          0.25        1.00        1.00         0.50
Other Expenses(6)                                  0.65        0.65        0.65         0.65
Total Annual Fund
Operating Expenses                                 0.90        1.65        1.65         1.15
Fee Waiver(7)                                      0.53        0.53        0.53         0.53
Net Annual Fund Operating Expenses                 0.37        1.12        1.12         0.62
Estimated Indirect Expenses of Underlying
  Funds(8)                                         0.93        0.93        0.93         0.93
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                            1.30        2.05        2.05         1.55
----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.12% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR      3 YEARS
---------------------------------
Class A       $  675      $ 1,045
Class B          708        1,052
Class C          308          752
Class R          158          601
---------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR      3 YEARS
---------------------------------
Class A       $  675      $ 1,045
Class B          208          752
Class C          208          752
Class R          158          601
---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.30%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.70%       7.54%      11.52%      15.64%      19.92%      24.36%      28.96%      33.73%      38.68%      43.81%

End of Year
Balance      $10,370.00  $10,753.69  $11,151.58  $11,564.18  $11,992.06  $12,435.77  $12,895.89  $13,373.04  $13,867.84  $14,380.95

Estimated
Annual
Expenses     $   132.41  $   137.30  $   142.38  $   147.65  $   153.12  $   158.78  $   164.66  $   170.75  $   177.07  $   183.62
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.05%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.95%       5.99%       9.11%      12.33%      15.65%      19.06%      22.57%      26.19%      30.85%      35.70%

End of Year
Balance      $10,295.00  $10,598.70  $10,911.36  $11,233.25  $11,564.63  $11,905.79  $12,257.01  $12,618.59  $13,085.48  $13,569.64

Estimated
Annual
Expenses     $   208.02  $   214.16  $   220.48  $   226.98  $   233.68  $   240.57  $   247.67  $   254.97  $   167.08  $   173.26
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.05%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.95%       5.99%       9.11%      12.33%      15.65%      19.06%      22.57%      26.19%      29.91%      33.74%

End of Year
Balance      $10,295.00  $10,598.70  $10,911.36  $11,233.25  $11,564.63  $11,905.79  $12,257.01  $12,618.59  $12,990.84  $13,374.07

Estimated
Annual
Expenses     $   208.02  $   214.16  $   220.48  $   226.98  $   233.68  $   240.57  $   247.67  $   254.97  $   262.50  $   270.24
------------------------------------------------------------------------------------------------------------------------------------

CLASS R --
ANNUAL
EXPENSE
RATIO 1.55%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.45%       7.02%      10.71%      14.53%      18.48%      22.57%      26.80%      31.17%      35.70%      40.38%

End of Year
Balance      $10,345.00  $10,701.90  $11,071.12  $11,453.07  $11,848.20  $12,256.97  $12,679.83  $13,117.29  $13,569.83  $14,037.99

Estimated
Annual
Expenses     $   157.67  $   163.11  $   168.74  $   174.56  $   180.58  $   186.82  $   193.26  $   199.93  $   206.83  $   213.96"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

    AIM MODERATELY CONSERVATIVE ALLOCATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           CLASS A     CLASS B    CLASS C      CLASS R
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                           5.50%       None       None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                  None(1,2)   5.00%      1.00%        None(3)
---------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A      CLASS B    CLASS C      CLASS R
-----------------------------------------------------------------------------------------------------
Management Fees                                           0.00%        0.00%      0.00%        0.00%
Distribution and/or Service (12b-1) Fees(5)               0.25         1.00       1.00         0.50
Other Expenses(6)                                         0.65         0.65       0.65         0.65
Total Annual Fund Operating Expenses                      0.90         1.65       1.65         1.15
Fee Waiver(7)                                             0.51         0.51       0.51         0.51
Net Annual Fund Operating Expenses                        0.39         1.14       1.14         0.64
Estimated Indirect Expenses of Underlying Funds(8)        0.76         0.76       0.76         0.76
Total Annual Fund Operating Expenses and Estimated        1.15         1.90       1.90         1.40
   Indirect Expenses of Underlying Funds
-----------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.14% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR      3 YEARS
-----------------------------------------
Class A               $  661      $   998
Class B                  693        1,003
Class C                  293          703
Class R                  143          551
-----------------------------------------

You would pay the following expenses if you did not redeem your shares:

                      1 YEAR      3 YEARS
-----------------------------------------
Class A               $  661      $   998
Class B                  193          703
Class C                  193          703
Class R                  143          551
-----------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.15%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.85%       7.85%      12.00%      16.31%      20.79%      25.44%      30.27%      35.29%      40.49%      45.90%

End of Year
Balance      $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04  $12,544.09  $13,027.03  $13,528.57  $14,049.42  $14,590.33

Estimated
Annual
Expenses     $   117.21  $   121.73  $   126.41  $   131.28  $   136.33  $   141.58  $   147.03  $   152.69  $   158.57  $   164.68
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      32.58%      37.68%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,257.93  $13,768.36

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   149.64  $   155.40
------------------------------------------------------------------------------------------------------------------------------------



CLASS C -
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.40%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%      42.43%

End of Year
Balance      $10,360.00  $10,733.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87

Estimated
Annual
Expenses     $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13  $   195.94"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM SMALL CAP GROWTH FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 12, 2005 and May 13, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                    CLASS A     CLASS B    CLASS C      CLASS R
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                    5.50%       None       None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                           None(1,2)   5.00%      1.00%        None
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------
(expenses that are deducted                         CLASS A     CLASS B     CLASS C     CLASS R
from fund assets)
-----------------------------------------------------------------------------------------------
Management Fees                                      0.69%       0.69%       0.69%       0.69%
Distribution and/or Service (12b-1) Fees(5)          0.25        1.00        1.00        0.50
Other Expenses                                       0.47        0.47        0.47        0.47
Total Annual Fund Operating Expenses(6)              1.41        2.16        2.16        1.66
-----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the item in Note 5 and net of this arrangement were 1.40%, 2.15%, 2.15% and 1.65% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  686    $   972    $ 1,279     $  2,148
Class B          719        976      1,359        2,303
Class C          319        676      1,159        2,493
Class R          169        523        902        1,965
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A       $  686    $   972    $ 1,279     $  2,148
Class B          219        676      1,159        2,303
Class C          219        676      1,159        2,493
Class R          169        523        902        1,965
-------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.41%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.59%       7.31%      11.16%      15.15%      19.29%      23.57%      28.00%      32.60%      37.36%      42.29%

End of Year
Balance      $10,359.00  $10,730.89  $11,116.13  $11,515.20  $11,928.59  $12,356.83  $12,800.44  $13,259.97  $13,736.01  $14,229.13

Estimated
Annual
Expenses     $   143.53  $   148.68  $   154.02  $   159.55  $   165.28  $   171.21  $   177.36  $   183.73  $   190.32  $   197.15
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.16%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.84%       5.76%       8.76%      11.85%      15.03%      18.30%      21.66%      25.11%      29.60%      34.26%

End of Year
Balance      $10,248.00  $10,576.07  $10,876.43  $11,185.32  $11,502.98  $11,829.66  $12,165.63  $12,511.13  $12,960.28  $13,425.55

Estimated
Annual
Expenses     $   219.07  $   225.07  $   231.69  $   238.27  $   245.03  $   251.99  $   259.15  $   266.51  $   179.57  $   186.02
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
ANNUAL
EXPENSE
RATIO 2.16%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.84%       5.76%       8.76%      11.85%      15.03%      18.30%      21.66%      25.11%      28.66%      32.32%

End of Year
Balance      $10,284.00  $10,566.07  $10,876.43  $11,185.32  $11,502.98  $11,829.66  $12,165.63  $12,511.13  $12,866.45  $13,231.89

Estimated
Annual
Expenses     $   219.07  $   225.07  $   231.69  $   238.27  $   245.03  $   251.99  $   259.15  $   266.51  $   274.08  $   281.86
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.66%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.34%       6.79%      10.36%      14.04%      17.85%      21.79%      25.86%      30.06%      34.41%      38.89%

End of Year
Balance      $10,334.00  $10,679.16  $11,035.84  $11,404.44  $11,785.34  $12,178.98  $12,585.75  $13,006.12  $13,440.52  $13,889.43

Estimated
Annual
Expenses     $   168.77  $   174.41  $   180.23  $   186.25  $   192.48  $   198.90  $   205.55  $   212.41  $   219.51  $   226.84"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                            Supplement dated July 1, 2005
      to the Prospectus dated April 29, 2005, as supplemented May 12, 2005


The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

"In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details.

                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
                dated April 29, 2005 as supplemented May 12, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund           AIM Constellation Fund
AIM Aggressive Growth Fund                   AIM Core Stock Fund
AIM Asia Pacific Growth Fund                 AIM Dent Demographic Trends Fund
AIM Balanced Fund                            AIM Developing Markets Fund
AIM Basic Balanced Fund                      AIM Diversified Dividend Fund
AIM Basic Value Fund                         AIM Dynamics Fund
AIM Blue Chip Fund                           AIM Emerging Growth Fund
AIM Capital Development Fund                 AIM Energy Fund
AIM Charter Fund                             AIM European Growth Fund
AIM Conservative Allocation Fund             AIM European Small Company Fund

AIM Financial Services Fund                  AIM Mid Cap Stock Fund
AIM Global Aggressive Growth Fund            AIM Moderate Allocation Fund
AIM Global Equity Fund                       AIM Moderate Growth Allocation Fund
AIM Global Growth Fund                       AIM Moderately Conservative Allocation Fund
AIM Global Health Care Fund                  AIM Multi-Sector Fund
AIM Global Real Estate Fund                  AIM Opportunities I Fund
AIM Global Value Fund                        AIM Opportunities II Fund
AIM Gold & Precious Metals Fund              AIM Opportunities III Fund
AIM Growth Allocation Fund                   AIM Premier Equity Fund
AIM Health Sciences Fund                     AIM Real Estate Fund
AIM International Core Equity Fund           AIM Select Equity Fund
AIM International Growth Fund                AIM Small Cap Equity Fund
AIM International Small Company Fund         AIM Small Cap Growth Fund
AIM Large Cap Basic Value Fund               AIM Small Company Growth Fund
AIM Large Cap Growth Fund                    AIM Technology Fund
AIM Leisure Fund                             AIM Total Return Fund
AIM Libra Fund                               AIM Trimark Endeavor Fund
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund
AIM Mid Cap Core Equity Fund                 AIM Trimark Small Companies Fund
AIM Mid Cap Growth Fund                      AIM Utilities Fund
                                             AIM Weingarten Fund

                                                                              Dealer
                                           Investor's Sales Charge          Concession
                                           -----------------------          ----------

                                            As a              As a             As a
                                         Percentage        Percentage       Percentage
                                        of the Public      of the Net      of the Public
    Amount of Investment in               Offering           Amount          Offering
       Single Transaction                   Price           Invested           Price
       ------------------                   -----           --------           -----
             Less than $   25,000           5.50%             5.82%            4.75%
$ 25,000 but less than $   50,000           5.25              5.54             4.50
$ 50,000 but less than $  100,000           4.75              4.99             4.00
$100,000 but less than $  250,000           3.75              3.90             3.00
$250,000 but less than $  500,000           3.00              3.09             2.50
$500,000 but less than $1,000,000           2.00              2.04             1.60"


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund

                                                                                     Dealer
                                                Investor's Sales Charge          Concession
                                                -----------------------          ----------

                                                 As a              As a              As a
                                              Percentage        Percentage       Percentage
                                             of the Public      of the Net       of the Public
    Amount of Investment in                    Offering           Amount           Offering
       Single Transaction                        Price           Invested            Price
       ------------------                        -----           --------            -----
             Less than $   50,000                4.75%            4.99%              4.00%
$ 50,000 but less than $  100,000                4.00             4.17               3.25
$100,000 but less than $  250,000                3.75             3.90               3.00
$250,000 but less than $  500,000                2.50             2.56               2.00
$500,000 but less than $1,000,000                2.00             2.04               1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

        "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
               dated April 29, 2005, as supplemented May 12, 2005


The following information supersedes and replaces in its entirety the information appearing in the fourth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

        "This Statement of Additional Information relates solely to the Institutional Class of these nine Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

o   banks and trust companies acting in a fiduciary or similar capacity;

o   bank and trust company common and collective trust funds;

o   banks and trust companies investing for their own account;

o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

o   retirement plans;

o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

o   proprietary asset allocation funds."